Events after the Reporting Date (Details Narrative)		12 Months Ended
	Jul. 02, 2018 AUD ($) shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		$ 4,739,048	$ 7,927,766	$ 1,586,629
Dr Jerry Kanellos [Member] | Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	$ 1,000,000
Richard J Berman [Member] | Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted | shares	2,000,000